9. INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2015
Income Taxes Tables
Schedule of deferred tax assets
	YEAR ENDED MARCH 31,
	2015	2014

Deferred tax assets:
Capitalized research and development	$3,442,000	$3,442,000
Net operating loss carryforwards	17,927,000	15,193,000
Total deferred tax assets	21,369,000	18,635,000

Total deferred tax liabilities	–	–

Net deferred tax assets	21,369,000	18,635,000
Valuation allowance for deferred tax assets	(21,369,000)	(18,635,000)

Net deferred tax assets	$–	$–

Provision for income taxes
	2015	2014

Income taxes (benefit) at federal statutory rate of 34%	$(2,373,000)	$(4,541,000)
State income tax, net of federal benefit	(418,000)	(156,000)
Tax effect on non-deductible expenses and credits	1,524,000	4,297,000
Change in valuation allowance[1]	1,267,000	400,000
	$–	$–